Expense Example - Class A Class C and Institutional Class - Retailing Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	637	976	1,339	2,357	347	761	1,301	2,776